UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wallington Asset Management, LLC
Address:  8900 Keystone Crossing, Suite 1015
          Indianapolis, IN  46240


Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Enrique Rendon
Title:    Chief Compliance Officer
Phone:    317-575-8670

Signature, Place, and Date of Signing:

      /s/ Enrique Rendon             Indianapolis, IN            July 22, 2011
      ------------------             ----------------            -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          145
                                         -----------

Form 13F Information Table Value Total:  $   212,124
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1            COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
---------------------------  --------  ---------  ----------  ---------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                             TITLE OF               VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER          CLASS      CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
---------------------------  --------  ---------  ----------  ----------  ---  ----  ----------  -------- -------- -------- --------
3M Company                   COM       88579Y101       4,622          SH             Sole                   48,732
A F L A C Inc.               COM       001055102       3,363          SH             Sole                   72,049
AT&T Inc.                    COM       00206R102       4,763          SH             Sole                  151,654
Abbott Laboratories          COM       002824100          26          SH             Sole                      500
Alcoa Inc.                   COM       013817101           6          SH             Sole                      400
Allstate Corp                COM       020002101           9          SH             Sole                      306
American Express Co.         COM       025816109          21          SH             Sole                      400
American Tower Corporation   COM       029912201       1,926          SH             Sole                   36,810
Amgen Inc.                   COM       031162100       3,485          SH             Sole                   59,732
Anglo American PLC -
  Unsponsor                  COM       03485P201          54          SH             Sole                    2,184
Anglogold Ashanti Ltd New
  ADR                        COM       035128206          17          SH             Sole                      400
Apple Inc.                   COM       037833100          13          SH             Sole                       40
Atmel Corp.                  COM       049513104           8          SH             Sole                      600
Automatic Data Processing
  Inc.                       COM       053015103          21          SH             Sole                      400
BANK OF AMERICA CORP         COM       060505104          13          SH             Sole                    1,192
Bank of New York Co., Inc.   COM       064058100           6          SH             Sole                      241
Baxter International Inc.    COM       071813109       2,198          SH             Sole                   36,824
Berkshire Hathaway Inc.
  Class                      COM       084670702          57          SH             Sole                      742
Boeing Co.                   COM       097023105         648          SH             Sole                    8,766
Bristol-Myers Squibb Co.     COM       110122108       3,837          SH             Sole                  132,479
CBS Corp                     COM       124857202          32          SH             Sole                    1,129
CTI GROUP HOLDINGS INC       COM       126431105           2          SH             Sole                   31,570
CVS/Caremark Corp.           COM       126650100       4,922          SH             Sole                  130,982
Cameron International Corp.  COM       13342b105       3,571          SH             Sole                   71,000
Canadian Natural Resources
  Ltd                        COM       136385101         318          SH             Sole                    7,600
Caterpillar Inc.             COM       149123101         153          SH             Sole                    1,440
Cenovus Energy Inc.          COM       15135U109       1,926          SH             Sole                   51,137
Chevron Corp.                COM       166764100         103          SH             Sole                      995
Chiquita Brands
  International,             COM       170032809           0          SH             Sole                        7
Cisco Systems Inc.           COM       17275R102       2,703          SH             Sole                  173,171
Coach, Inc.                  COM       189754104       6,945          SH             Sole                  108,640
Colgate Palmolive Co.        COM       194162103       6,134          SH             Sole                   70,177
Comcast Corp. New Class A    COM       20030n101         231          SH             Sole                    9,126
ConocoPhillips               COM       20825C104       2,544          SH             Sole                   33,834
CORN PRODUCTS INTL INC       COM       219023108           6          SH             Sole                      100
Covidien Plc.                COM       G2554F105         355          SH             Sole                    6,671
Crane Corp.                  COM       224399105          59          SH             Sole                    1,200
Cubic Corporation            COM       229669106          62          SH             Sole                    1,208
Cummins Inc.                 COM       231021106         290          SH             Sole                    2,800
Cytec Industries, Inc.       COM       232820100          24          SH             Sole                      426
Danaher Corp.                COM       235851102          15          SH             Sole                      280
Devon Energy Corp. New       COM       25179M103           6          SH             Sole                       75
Disney (Walt)                COM       254687106       5,911          SH             Sole                  151,404
Dover Corp.                  COM       260003108       4,507          SH             Sole                   66,475
Dow Chemical                 COM       260543103          43          SH             Sole                    1,200
Duke Energy Holding Corp.    COM       26441C105           7          SH             Sole                      363
E M C Corp.-Mass             COM       268648102       6,822          SH             Sole                  247,631
Edison International         COM       281020107          35          SH             Sole                      900
Electronic Arts              COM       285512109           3          SH             Sole                      122
Eli Lilly & Co.              COM       532457108         328          SH             Sole                    8,744
EnCana Corp.                 COM       292505104       1,821          SH             Sole                   59,132
Express Scripts Inc.         COM       302182100          13          SH             Sole                      250
Exxon Mobil Corp.            COM       30231G102       3,418          SH             Sole                   41,997
Firstenergy Corp.            COM       337932107          87          SH             Sole                    1,970
Fiserv Inc.                  COM       337738108          11          SH             Sole                      170
Freeport-McMoran Copper &
  Gold                       COM       35671D857           6          SH             Sole                      110
General Dynamics Corp.       COM       369550108          37          SH             Sole                      500
General Electric Co.         COM       369604103       2,260          SH             Sole                  119,830
General Mills                COM       370334104         112          SH             Sole                    3,000
Goldman Sachs Group Inc.     COM       38141G104       2,505          SH             Sole                   18,822
Groupe Bruxelles Lambert     COM       012729626          80          SH             Sole                      900
Halliburton Co. Holding Co.  COM       406216101          15          SH             Sole                      290
Hanesbrands, Inc.            COM       410345102         180          SH             Sole                    6,320
Hanover Ins Group Inc Com    COM       410867105          11          SH             Sole                      304
Harley Davidson Inc.         COM       412822108           2          SH             Sole                       60
Health Net Inc.              COM       42222G108           8          SH             Sole                      260
Heartland Partners L.P.      COM       422357103           0          SH             Sole                       50
Hewlett-Packard Co.          COM       428236103       2,606          SH             Sole                   71,600
Home Depot Inc.              COM       437076102       4,858          SH             Sole                  134,130
Honeywell International,
  Inc.                       COM       438516106       5,408          SH             Sole                   90,747
ITT Industries Inc.          COM       450911102         128          SH             Sole                    2,164
Idex Corp.                   COM       45167R104          83          SH             Sole                    1,800
Illinois Tool Works, Inc.    COM       452308109          11          SH             Sole                      200
Intel Corp.                  COM       458140100       3,254          SH             Sole                  146,853
International Business
  Machine                    COM       459200101       7,042          SH             Sole                   41,050
J.P. Morgan Chase & Co.      COM       46625H100          40          SH             Sole                      974
Johnson & Johnson            COM       478160104       3,981          SH             Sole                   59,842
Kellogg Co                   COM       487836108         122          SH             Sole                    2,200
Kimberly-Clark Corp.         COM       494368103       4,878          SH             Sole                   73,283
Kohl's Corporation           COM       500255104       3,546          SH             Sole                   70,900
Korea Electric Power Corp.
  ADR                        COM       500631106          36          SH             Sole                    2,700
Legg Mason Inc.              COM       524901105           2          SH             Sole                       60
Lincoln National Corp.-Ind   COM       534187109           2          SH             Sole                       70
Linear Technology Corp.      COM       535678106          10          SH             Sole                      300
Lowe's Companies Inc.        COM       548661107           3          SH             Sole                      110
Manpower Inc.                COM       56418H100           6          SH             Sole                      105
Marathon Oil Corp.
  (formerly U                COM       565849106          74          SH             Sole                    1,400
Martin Marietta Materials
  Inc.                       COM       573284106          56          SH             Sole                      700
McCormick & Co.              COM       579780206          99          SH             Sole                    2,000
McGraw-Hill Cos., Inc.       COM       580645109       4,694          SH             Sole                  112,005
MeadWestvaco Corp.           COM       583334107         346          SH             Sole                   10,384
Medco Health Solutions,
  Inc.                       COM       58405U102          66          SH             Sole                    1,170
Medtronic Inc.               COM       585055106       3,386          SH             Sole                   87,883
Merck & Company Inc.         COM       58933Y105         118          SH             Sole                    3,349
Metlife, Inc.                COM       59156R108       2,680          SH             Sole                   61,082
Micron Technology            COM       595112103           4          SH             Sole                      500
Microsoft Corp.              COM       594918104       4,745          SH             Sole                  182,505
NIKE, Inc. 'B'               COM       654106103         144          SH             Sole                    1,600
NV Energy, Inc. fka Sierra
  Pac                        COM       67073Y106          46          SH             Sole                    3,000
National Oilwell Varco,
  Inc.                       COM       637071101       5,416          SH             Sole                   69,249
News Corporation             COM       65248E104         104          SH             Sole                    5,870
Norfolk Southern Corp.       COM       655844108           6          SH             Sole                       81
Omnicom Group                COM       681919106       4,138          SH             Sole                   85,915
Oneok Inc New                COM       682680103          15          SH             Sole                      200
Oracle Corp.                 COM       68389X105       5,754          SH             Sole                  174,827
Pepsico, Inc.                COM       713448108       6,237          SH             Sole                   88,557
Pfizer, Inc.                 COM       717081103          16          SH             Sole                      788
Plum Creek Timber Co. Inc.   COM       729251108          41          SH             Sole                    1,000
Praxair Inc.                 COM       74005P104       4,564          SH             Sole                   42,111
Procter & Gamble Co.         COM       742718109          13          SH             Sole                      200
Prudential Financial Inc.    COM       744320102       3,422          SH             Sole                   53,818
QEP Resources, Inc.          COM       74733V100       2,518          SH             Sole                   60,192
Questar Corp.                COM       748356102       1,472          SH             Sole                   83,102
Rayonier Inc.                COM       754907103         116          SH             Sole                    1,770
Roche Holdings, Ltd. ADR     COM       771195104       2,889          SH             Sole                   69,151
Ryder Systems Inc.           COM       783549108          41          SH             Sole                      729
Schlumberger Ltd.            COM       806857108         104          SH             Sole                    1,200
Sherwin Williams Co.         COM       824348106          55          SH             Sole                      650
St. Jude Medical Inc.        COM       790849103          56          SH             Sole                    1,165
Standard & Poor's
  Depositary R               COM       78462F103       1,116          SH             Sole                    8,458
Starwood Hotels & Resorts
  Worl                       COM       85590A401          56          SH             Sole                      993
TJX Companies                COM       872540109          23          SH             Sole                      447
TMX Group Inc.               COM       87261x108          74          SH             Sole                    1,625
Teva Pharmaceutical ADR      COM       881624209       2,906          SH             Sole                   60,270
Texas Instruments Inc.       COM       882508104          16          SH             Sole                      490
Thermo Fisher Scientific
  Inc.                       COM       883556102           7          SH             Sole                      115
Transocean, Ltd.             COM       H8817H100         198          SH             Sole                    3,074
Tyco International, Ltd.     COM       h89128104         292          SH             Sole                    5,902
United Technologies Corp.    COM       913017109       5,974          SH             Sole                   67,494
V F Corp.                    COM       918204108       3,939          SH             Sole                   36,280
Valero Energy Corp. new      COM       91913Y100           3          SH             Sole                      110
Varian Medical Systems       COM       92220P105          70          SH             Sole                    1,000
Vectren Corporation          COM       92240G101          28          SH             Sole                    1,000
Viacom Inc. Class B          COM       92553p201          58          SH             Sole                    1,129
Wal-Mart Stores Inc.         COM       931142103          10          SH             Sole                      185
Waste Management, Inc.       COM       94106L109           4          SH             Sole                      120
WellPoint Inc.               COM       94973V107          63          SH             Sole                      800
Wells Fargo & Co.            COM       949746101       1,420          SH             Sole                   50,621
Zimmer Holdings, Inc.        COM       98956P102           5          SH             Sole                       75
SPDR Gold Trust              ETF       78463v107      10,050          SH             Sole                   68,832
iShares MSCI EAFE Index      ETF       464287465       9,145          SH             Sole                  152,063
iShares MSCI Emerging
  Markets                    ETF       464287234       1,252          SH             Sole                   26,293
iShares Russell 1000
  Growth In                  ETF       464287614          12          SH             Sole                      200
iShares Russell 1000 Value
  Ind                        ETF       464287598          10          SH             Sole                      150
iShares Russell 2000 Index
  Fun                        ETF       464287655       2,226          SH             Sole                   26,887